Financial liabilities - Additional Information (Detail) € / shares in Units, € in Millions						3 Months Ended			6 Months Ended
	Apr. 17, 2023 USD ($)	Apr. 17, 2023 EUR (€)	Mar. 28, 2023 TradingDay € / shares shares	Mar. 08, 2023 USD ($)	Dec. 28, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2023 EUR (€)	Jun. 19, 2023 USD ($)	Apr. 04, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings						$ 20,100,000			$ 20,100,000
State Guaranteed Loan, value						20,100,000			20,100,000
Research and development expense						22,144,000	$ 25,630,000	[1]	43,225,000	$ 52,231,000	[2]
Non-current financial liabilities						40,270,000			40,270,000						$ 20,531,000
Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of loan	$ 5,224,000					4,875,000			4,875,000
Research Tax Credit Financing [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash received | €																€ 5.5
Non-current financial liabilities							$ 5,900,000			$ 5,900,000
Cash | €																€ 5.5
New York [Member]
Disclosure of offsetting of financial liabilities [line items]
Non-current financial liabilities						1,100,000			$ 1,100,000						$ 1,100,000
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings | €												€ 18.5
State Guaranteed Loan, value | €												€ 18.5
Guaranteed borrowing amount, percentage									90.00%
Current liability of loan						5,100,000			$ 5,100,000
Non current liability of loan						$ 11,300,000			$ 11,300,000
State Guaranteed Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate						0.31%			0.31%			0.31%
State Guaranteed Loan [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate						3.35%			3.35%			3.35%
Conditional Advances
Disclosure of offsetting of financial liabilities [line items]
Discounting adjustment expected				$ 200
Fixed interest rate				3.04%
Market rate based on credit spread observed loans				16.10%
Amount to be repaid				$ 1,000
Cash received													$ 900,000
Fair value grant amount				500,000
Fair value of loan				$ 400,000
Cash													$ 900,000
European Investment Bank Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Notional amount | €					€ 40.0
Minimum voluntary payment percentage					75.00%
European Investment Bank Loan [Member] | Funding Contract Tranche A [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings | €														€ 20.0
Effective interest rate	13.40%
Notional amount | €					€ 20.0
Initial fair value of loan	$ 16,200,000
Transaction costs	300,000
Fair value of warrants	$ 5,200,000
European Investment Bank Loan [Member] | Funding Contract Tranche A [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of offsetting of financial liabilities [line items]
Notional amount | €					20.0
European Investment Bank Loan [Member] | Funding Contract Tranche B [Member]
Disclosure of offsetting of financial liabilities [line items]
Notional amount | €					15.0
European Investment Bank Loan [Member] | Funding Contract Tranche C [Member]
Disclosure of offsetting of financial liabilities [line items]
Notional amount | €					€ 5.0
European Investment Bank Loan [Member] | Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate			8.00%
Warrants Issued | shares			2,779,188
Outstanding share capital percentage			5.00%
Exercise price per share or per unit of warrants or rights outstanding | € / shares			€ 1.92
Percentage of volume weighted average price per share			99.00%
Number of trading days | TradingDay			3
Warrants maturity period			6 years
Proceeds from issue of warrants | €		€ 20.0
Class of warrants or right number of securities called by each warrants or right | shares			1
Percentage of weighted average price per share				99.00%
European Investment Bank Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Ratio of warrants amount disbursed									0.3

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)